Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019

Shares		Value
	INVESTMENT COMPANIES - 98.0%
	Exchange Traded Funds - 98.0%
287,977	Invesco QQQ Trust Series 1 ETF (f)	$53,987,048
1,053,284	iShares Core Dividend Growth ETF	40,245,982
332,185	iShares Core MSCI Emerging Markets ETF	16,034,570
1,200,921	iShares Core MSCI International Developed Markets ETF	63,804,933
450,928	iShares Core S&P Small-Cap ETF	34,081,138
531,327	iShares Edge MSCI USA Quality Factor ETF	48,393,263
352,330	iShares U.S. Financial Services ETF	46,761,238
123,153	Janus Henderson Small/Mid Cap Growth Alpha ETF (f)(h)	5,370,702
240,022	Schwab U.S. Large-Cap Value ETF (f)	13,225,212
476,178	Schwab U.S. Mid-Cap ETF (f)	26,513,591
2,768,490	SPDR Portfolio S&P 500 Growth ETF (e)	107,694,261
2,149,641	SPDR Portfolio S&P 500 Value ETF	66,552,885
		522,664,823
	TOTAL INVESTMENT COMPANIES (Cost - $512,396,205)	522,664,823

	COMMON STOCKS - 1.1%
	Aerospace/Defense - 0.0% (b)
615	Arconic, Inc.	15,891
100	Lockheed Martin Corp.	38,411
54	Northrop Grumman Corp.	19,865
62	TransDigm Group, Inc.	33,376
		107,543
	Building Materials - 0.0% (b)
602	Johnson Controls International PLC	25,699
110	Martin Marietta Materials, Inc.	27,915
246	Vulcan Materials Co.	34,748
		88,362
	Chemicals - 0.0% (b)
269	Air Products & Chemicals, Inc.	60,773
176	Linde PLC	33,248
		94,021
	Commercial Services - 0.1%
199	Cintas Corp.	52,496
275	Ecolab, Inc.	56,735
195	Equifax, Inc.	28,544
162	FleetCor Technologies, Inc. (a)	48,341
352	Global Payments, Inc.	58,425
557	IHS Markit, Ltd. (a)	36,545
159	Moody's Corp.	34,277
245	S&P Global, Inc.	63,747
361	Verisk Analytics, Inc.	58,316
		437,426
	Computers - 0.0% (b)
292	Accenture PLC, Class A	57,866

	Cosmetics/Personal Care - 0.0% (b)
262	Estee Lauder Cos., Inc., Class A	51,873
668	Procter & Gamble Co.	80,314
		132,187
	Distribution/Wholesale - 0.0% (b)
658	Copart, Inc. (a)	49,607

	Diversified Financial Services - 0.1%
347	American Express Co.	41,768
323	CBOE Global Markets, Inc.	38,489
225	CME Group, Inc.	48,890
180	Discover Financial Services	14,395
529	Intercontinental Exchange, Inc.	49,451
169	MasterCard, Inc.	47,552
530	Synchrony Financial	16,986
400	Visa, Inc.	72,328
		329,859

	Electric - 0.1%
349	American Electric Power Co., Inc.	31,811
407	Entergy Corp.	45,926
201	Eversource Energy	16,106
260	NextEra Energy, Inc.	56,961
174	Sempra Energy	24,644
583	WEC Energy Group, Inc.	55,834
584	Xcel Energy, Inc.	37,504
		268,786
	Electronics - 0.0% (b)
332	Allegion PLC	31,962
252	Garmin, Ltd.	20,556
184	Honeywell International, Inc.	30,290
41	Mettler-Toledo International, Inc. (a)	26,928
		109,736
	Engineering & Construction - 0.0% (b)
320	Jacobs Engineering Group, Inc.	28,435

	Environmental Control - 0.0% (b)
557	Republic Services, Inc.	49,712
579	Waste Management, Inc.	69,104
		118,816
	Finance and Insurance - 0.0% (b)
136	MarketAxess Holdings, Inc.	54,076

	Food - 0.1%
406	Hershey Co.	64,343
317	McCormick & Co., Inc.	51,630
785	Mondelez International, Inc., Class A	43,348
560	Tyson Foods, Inc., Class A	52,102
		211,423
	Healthcare Products - 0.1%
858	Abbott Laboratories	73,205
229	Baxter International, Inc.	20,141
118	Cooper Cos., Inc.	36,550
556	Danaher Corp.	79,002
395	Dentsply Sirona, Inc.	20,599
208	Edwards Lifesciences Corp. (a)	46,143
134	IDEXX Laboratories, Inc. (a)	38,825
335	Medtronic PLC	36,143
374	ResMed, Inc.	52,098
259	Stryker Corp.	57,151
122	Teleflex, Inc.	44,398
		504,255
	Healthcare Services - 0.0% (b)
192	IQVIA Holdings, Inc. (a)	29,789

	Household Products/Wares - 0.0% (b)
198	Church & Dwight Co., Inc.	15,796

	Information - 0.1%
1,393	AT&T, Inc.	49,117
606	Microsoft Corp.	83,543
574	T-Mobile US, Inc. (a)	44,801
		177,461
	Insurance - 0.1%
234	Aon PLC, Class A	45,595
510	Arthur J Gallagher & Co.	46,262
478	Cincinnati Financial Corp.	53,770
384	Hartford Financial Services Group, Inc.	22,380
246	Marsh & McLennan Cos., Inc.	24,573
635	Progressive Corp.	48,133
190	Travelers Cos., Inc.	27,922
168	Willis Towers Watson PLC	33,259
		301,894
	Internet - 0.0% (b)
672	eBay, Inc.	27,075
209	VeriSign, Inc. (a)	42,605
		69,680

	Lodging - 0.0% (b)
370	Hilton Worldwide Holdings, Inc.	34,177

	Machinery - Diversified - 0.0% (b)
127	Roper Technologies, Inc.	46,578

	Manufacturing - 0.0% (b)
255	L3Harris Technologies, Inc.	53,910

	Media - 0.1%
149	Charter Communications, Inc. (a)	61,029
1,973	Comcast Corp.	87,325
750	Walt Disney Co.	102,945
		251,299
	Mining - 0.0% (b)
480	Newmont Goldcorp Corp.	19,147

	Miscellaneous Manufacturing - 0.0% (b)
327	Ingersoll-Rand PLC	39,596

	Oil & Gas - 0.0% (b)
572	Chevron Corp.	67,336
450	Exxon Mobil Corp.	30,816
528	Hess Corp.	33,237
273	Phillips 66	26,926
		158,315
	Oil & Gas Services - 0.0% (b)
956	TechnipFMC PLC	23,747

	Packaging & Containers - 0.0% (b)
794	Ball Corp.	63,846

	Pharmaceuticals - 0.0% (b)
390	Merck & Co., Inc.	33,723
609	Zoetis, Inc., Class A	76,990
		110,713
	Pipelines - 0.0% (b)
3,008	Kinder Morgan, Inc.	60,972
691	ONEOK, Inc.	49,255
		110,227
	Real Estate Investment Trusts - 0.1%
336	American Tower Corp.	77,344
81	Equinix, Inc.	45,059
82	Essex Property Trust, Inc.	26,343
236	Extra Space Storage, Inc.	28,773
337	Mid-America Apartment Communities, Inc.	42,691
225	Prologis, Inc.	18,814
190	Public Storage	50,301
233	SBA Communications Corp.	61,146
262	Welltower, Inc.	23,465
		373,936
	Retail - 0.1%
51	AutoZone, Inc. (a)	56,186
398	CarMax, Inc. (a)(f)	33,145
64	Chipotle Mexican Grill, Inc. (a)(f)	53,659
145	Costco Wholesale Corp.	42,740
205	Darden Restaurants, Inc. (f)	24,801
331	Dollar General Corp.	51,666
364	McDonald's Corp.	79,341
86	O'Reilly Automotive, Inc. (a)	33,003
179	Ross Stores, Inc.	18,976
874	Starbucks Corp.	84,393
358	Tractor Supply Co.	36,473
101	Ulta Beauty, Inc. (a)	24,011
376	Walmart, Inc.	42,962
433	Yum! Brands, Inc.	50,566
		631,922

	Software - 0.1%
231	Akamai Technologies, Inc. (a)		20,589
125	Broadridge Financial Solutions, Inc.		16,180
795	Cadence Design Systems, Inc. (a)		54,441
456	Cerner Corp.		31,423
412	Fidelity National Information Services, Inc.		56,123
371	Fiserv, Inc. (a)		39,675
131	Intuit, Inc.		37,775
233	MSCI, Inc.		54,669
251	Paychex, Inc.		20,507
353	Synopsys, Inc. (a)		50,059
			381,441
	Telecommunications - 0.0% (b)
298	Motorola Solutions, Inc.		53,911
583	Verizon Communications, Inc.		33,907
			87,818
	Toys/Games/Hobbies - 0.0% (b)
152	Hasbro, Inc.		16,791

	Water - 0.0% (b)
453	American Water Works Co., Inc. (f)		57,676

	TOTAL COMMON STOCKS (Cost - $5,236,857)		5,648,157

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.1% (a)(c)
	PURCHASED CALL OPTIONS - 0.1%
	iShares MSCI Emerging Markets ETF
6,000	Expiration: September 2019, Exercise Price: $49	$ 24,114,000	30,000
	Materials Select Sector SPDR Fund
5,000	Expiration: September 2019, Exercise Price: $62	28,345,000	5,000
5,000	Expiration: September 2019, Exercise Price: $63	28,345,000	22,500
	SPDR EURO STOXX 50 ETF (g)
6,000	Expiration: November 2019, Exercise Price: $40	21,996,000	42,000
	SPDR S&P 500 ETF Trust
15,000	Expiration: October 2019, Exercise Price: $320	438,675,000	120,000
4,000	Expiration: December 2019, Exercise Price: $335	116,980,000	98,000
	SPDR SERIES TRUST S&P RETAIL ETF
7,000	Expiration: September 2019, Exercise Price: $41	27,839,000	185,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,680,947)		503,000

	PURCHASED PUT OPTIONS - 0.0% (b)
	Invesco DB US Dollar Index Bullish Fund
13,000	Expiration: September 2019, Exercise Price: $26	34,931,000	32,500
	iShares China Large-Cap ETF
10,000	Expiration: September 2019, Exercise Price: $35	39,120,000	65,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $347,402)		97,500

	TOTAL PURCHASED OPTIONS (Cost - $2,028,349)		600,500

	SHORT-TERM INVESTMENTS - 0.9%
	Money Market Funds - 0.9%
4,611,479	First American Treasury Obligations Fund, Class X, 2.00% (d)		4,611,479
	TOTAL MONEY MARKET FUNDS (Cost - $4,611,479)		4,611,479

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.9%
58,129,727	First American Government Obligations Fund, Class Z, 1.97% (d)		58,129,727
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $58,129,727)		58,129,727

	TOTAL INVESTMENTS - 111.0% (Cost - $582,402,617)		591,654,686
	Liabilities in Excess of Other Assets - (11.0)%		(58,531,705)
	NET ASSETS - 100.0%		$533,122,981

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN CALL OPTIONS - 0.0% (a)(b)(c)
	SPDR EURO STOXX 50 ETF
6,000	Expiration: November 2019, Exercise Price $42	$ 21,996,000	36,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $62,751)		36,000

	TOTAL OPTIONS WRITTEN (Premiums Received $62,751)		$36,000

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Less than 0.1%.
(c) Each Option is exercisable into 100 shares of the underlying security.
(d) Money Market Fund; interest rate reflects seven-day yield on August 31, 2019.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $70,020,000.
(f) All or a portion of this security is out on loan as of August 31, 2019.
(g) Held in connection with a written option, see Schedule of Written Options for more details.
(h) Affiliated Security. Please refer to the Notes to Financial Statements.

Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019

Shares		Value
	COMMON STOCKS - 86.3%
	Advertising - 5.0%
49,424	Omnicom Group, Inc.	$3,759,189
45,857	WPP PLC	2,715,193
		6,474,382
	Aerospace/Defense - 2.9%
9,833	Lockheed Martin Corp.	3,776,954

	Auto Manufacturers - 3.0%
29,545	Toyota Motor Corp.	3,859,463

	Banks - 8.1%
35,273	JPMorgan Chase & Co.	3,875,092
85,111	Synovus Financial Corp.	3,024,845
76,155	Wells Fargo & Co.	3,546,538
		10,446,475
	Beverages - 3.0%
28,428	PepsiCo, Inc.	3,886,960

	Biotechnology - 3.5%
21,566	Amgen, Inc.	4,499,099

	Chemicals - 1.9%
48,656	Nutrien, Ltd.	2,450,316

	Commercial Services - 1.4%
84,825	Nielsen Holdings PLC	1,760,967

	Computers - 7.5%
27,072	International Business Machines Corp.	3,669,068
42,847	NetApp, Inc.	2,059,227
79,772	Seagate Technology PLC	4,005,352
		9,733,647
	Cosmetics/Personal Care - 3.0%
61,282	Unilever PLC	3,871,797

	Electronics - 1.5%
21,380	TE Connectivity, Ltd.	1,950,284

	Food - 3.0%
51,672	Sysco Corp.	3,840,780

	Household Products/Wares - 2.9%
23,672	Clorox Co.	3,743,964

	Oil & Gas - 7.6%
67,579	Royal Dutch Shell PLC	3,768,205
76,027	Suncor Energy, Inc.	2,222,269
77,598	Total SA	3,873,692
		9,864,166

	Pharmaceuticals - 11.6%
78,842	Bristol-Myers Squibb Co.		3,789,935
86,984	GlaxoSmithKline PLC		3,616,795
43,847	Merck & Co., Inc.		3,791,450
73,405	Novo Nordisk A/S		3,825,134
			15,023,314
	Real Estate Investment Trusts - 0.2%
32,472	CBL & Associates Properties, Inc. (d)		225,356

	Retail - 4.9%
68,320	Kohl's Corp.		3,228,803
29,260	Target Corp.		3,131,991
			6,360,794
	Semiconductors - 4.4%
65,183	Intel Corp.		3,090,326
32,890	QUALCOMM, Inc.		2,557,855
			5,648,181
	Telecommunications - 4.9%
80,001	Cisco Systems, Inc.		3,744,847
103,233	NTT DoCoMo, Inc.		2,608,698
			6,353,545
	Transportation - 3.0%
32,623	United Parcel Service, Inc.		3,871,045

	Utilities - 3.0%
252,714	Engie SA		3,823,563

	TOTAL COMMON STOCKS (Cost - $109,624,637)		111,465,052

	CONVERTIBLE PREFERRED STOCKS - 0.4%
	Manufacturing - 0.3%
900	Energizer Holdings, Inc., 7.50%		79,758
6,000	International Flavors & Fragrances, Inc., 13.78%		263,220
			342,978
	Mining, Quarrying, and Oil and Gas Extraction - 0.1%
10,000	Nabors Industries, Ltd., 6.00%		151,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $524,286)		493,978

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.2% (a)(b)
	PURCHASED CALL OPTIONS - 0.2%
	Caterpillar, Inc.
225	Expiration: September 2019, Exercise Price: $120	$2,677,500	24,525
	Citigroup, Inc.
340	Expiration: September 2019, Exercise Price: $65	2,187,900	18,020
	Cummins, Inc.
160	Expiration: September 2019, Exercise Price: $150	2,388,320	24,400
	Eastman Chemical Co.
100	Expiration: September 2019, Exercise Price: $65	653,700	18,500
	Maxim Integrated Products, Inc.
370	Expiration: September 2019, Exercise Price: $55	2,017,980	48,100
	Stanley Black & Decker, Inc.
200	Expiration: September 2019, Exercise Price: $136	2,657,200	14,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $117,089)		148,045

	PURCHASED PUT OPTIONS - 0.0% (e)
	S&P 500 Index
75	Expiration: September 2019, Exercise Price: $2,825	21,948,450	48,750
	TOTAL PURCHASED PUT OPTIONS (Cost - $191,403)		48,750
	TOTAL PURCHASED OPTIONS (Cost - $308,492)		196,795

	SHORT-TERM INVESTMENTS - 11.9%
	Money Market Funds - 11.9%
15,302,410	First American Treasury Obligations Fund, Class X, 2.00% (c)	15,302,410
	TOTAL MONEY MARKET FUNDS (Cost - $15,302,410)	15,302,410

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%
232,725	First American Government Obligations Fund, Class Z, 1.97% (c)	232,725
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $232,725)	232,725

	TOTAL INVESTMENTS - 99.0% (Cost - $125,992,550)	127,690,960
	Other Assets in Excess of Liabilities - 1.0%	1,347,167
	NET ASSETS - 100.0%	$129,038,127

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Each Option is exercisable into 100 shares of the underlying security.
(c) Money Market Fund; interest rate reflects seven-day yield on August 31, 2019.
(d) All or a portion of this security is out on loan as of August 31, 2019.
(e) Less than 0.1%.

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019

Shares		Value
	INVESTMENT COMPANIES - 97.5%
	Exchange Traded Funds - 97.5%
269,583	Columbia Diversified Fixed Income Allocation ETF	$5,628,893
373,767	First Trust TCW Opportunistic Fixed Income ETF (c)	19,839,552
208,890	Invesco Preferred ETF (c)	3,127,083
37,622	Invesco Senior Loan ETF (c)	850,634
43,251	iShares 20+ Year Treasury Bond ETF	6,370,007
252,197	iShares 7-10 Year Treasury Bond ETF	28,752,980
43,307	iShares iBoxx Investment Grade Corporate Bond ETF	5,577,942
484,985	iShares Intermediate-Term Corporate Bond ETF	28,269,776
34,457	iShares JP Morgan USD Emerging Markets Bond ETF	3,963,244
138,696	Janus Henderson Mortgage-Backed Securities ETF (c)(d)	7,279,460
29,727	SPDR Bloomberg Barclays Convertible Securities ETF	1,566,316
618,048	SPDR Doubleline Total Return Tactical ETF (b)(c)	30,661,361
791,893	SPDR Portfolio Intermediate Term Corporate Bond ETF	28,040,931
395,266	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	13,031,920
79,668	Vanguard Total International Bond ETF	4,710,769
807,971	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund ETF (d)	42,588,151
145,279	X-Trackers Short Duration High Yield Bond ETF (d)	7,124,075
874,605	X-Trackers USD High Yield Corporate Bond ETF (c)	43,887,679
		281,270,773
	TOTAL INVESTMENT COMPANIES (Cost - $272,395,670)	281,270,773

	SHORT-TERM INVESTMENTS - 1.0%
	Money Market Funds - 1.0%
2,844,266	First American Government Obligations Fund, Class Z, 2.00% (a)	2,844,266
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,844,266)	2,844,266

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.0%
11,473,721	First American Government Obligations Fund, Class Z, 1.97% (a)	11,473,721
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $11,473,721)	11,473,721

	TOTAL INVESTMENTS - 102.5% (Cost - $286,713,657)	295,588,760
	Liabilities in Excess of Other Assets - (2.5)%	(7,101,777)
	NET ASSETS - 100.0%	$288,486,983

Percentages are stated as a percent of net assets.
(a) Money Market Fund; rate reflects seven-day yield on August 31, 2019.
(b) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $19,844,000.
(c) All or a portion of this security is out on loan as of August 31, 2019.
(d) Affiliated Security. Please refer to the Notes to Financial Statements.

Horizon Active Risk Assist® Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019

Shares		Value
	INVESTMENT COMPANIES - 91.9%
	Exchange Traded Funds - 91.9%
212,137	Invesco QQQ Trust Series 1 ETF (f)	$39,769,323
1,658,108	iShares Core Dividend Growth ETF	63,356,307
816,777	iShares Core MSCI Emerging Markets ETF	39,425,826
511,194	iShares Core S&P Small-Cap ETF	38,636,043
783,575	iShares Edge MSCI USA Quality Factor ETF (e)	71,368,011
2,619,046	iShares MSCI ACWI ex US ETF (f)	117,464,213
293,812	iShares U.S. Financial Services ETF	38,994,729
701,547	Schwab U.S. Mid-Cap ETF	39,062,137
968,010	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	88,679,396
3,574,271	SPDR Portfolio S&P 500 Growth ETF	139,039,142
3,045,161	SPDR Portfolio S&P 500 Value ETF (e)	94,278,184
1,188,649	X-Trackers Russell 1000 Comprehensive Factor ETF (f)(h)	40,247,655
990,196	X-Trackers Russell 1000 US QARP ETF (h)	26,805,695
		837,126,661
	TOTAL INVESTMENT COMPANIES (Cost - $832,606,250)	837,126,661

	COMMON STOCKS - 5.5%
	Advertising - 0.1%
14,547	Interpublic Group of Cos., Inc.	289,194
2,001	Omnicom Group, Inc.	152,196
		441,390
	Aerospace/Defense - 0.1%
7,149	Arconic, Inc.	184,730
166	General Dynamics Corp.	31,751
165	Lockheed Martin Corp.	63,378
168	Northrop Grumman Corp.	61,802
234	TransDigm Group, Inc.	125,967
		467,628
	Agriculture - 0.0% (b)
1,774	Archer-Daniels-Midland Co.	67,501

	Agriculture, Forestry, Fishing and Hunting - 0.0% (b)
2,190	Corteva, Inc.	64,211

	Airlines - 0.1%
3,264	Alaska Air Group, Inc.	194,926
4,160	American Airlines Group, Inc.	109,450
691	Delta Air Lines, Inc.	39,981
785	United Airlines Holdings, Inc. (a)	66,183
		410,540
	Apparel - 0.1%
9,102	Capri Holdings, Ltd. (a)	240,111
17,802	Hanesbrands, Inc.	243,175
3,078	PVH Corp.	233,312
2,020	Ralph Lauren Corp., Class A	178,447
7,661	Under Armour, Inc., Class A (a)	142,571
550	VF Corp.	45,073
		1,082,689

	Auto Manufacturers - 0.0% (b)
4,311	Ford Motor Co.	39,532
1,017	PACCAR, Inc.	66,674
		106,206
	Auto Parts & Equipment - 0.0% (b)
840	Aptiv PLC	69,863
5,661	BorgWarner, Inc.	184,718
		254,581
	Banks - 0.2%
796	Bank of New York Mellon Corp.	33,480
862	BB&T Corp.	41,074
417	Capital One Financial Corp.	36,121
2,765	Citizens Financial Group, Inc.	93,291
2,355	Comerica, Inc.	145,186
2,765	Fifth Third Bancorp	73,134
8,494	Huntington Bancshares, Inc.	112,546
5,424	KeyCorp	90,038
482	M&T Bank Corp.	70,473
854	Northern Trust Corp.	75,092
6,968	Regions Financial Corp.	101,872
1,390	State Street Corp.	71,321
665	SVB Financial Group (a)	129,422
4,972	Zions Bancorp NA	204,300
		1,277,350
	Beverages - 0.0% (b)
1,104	Brown-Forman Corp.	65,125
221	Constellation Brands, Inc., Class A	45,161
2,710	Molson Coors Brewing Co.	139,186
757	Monster Beverage Corp. (a)	44,413
		293,885
	Biotechnology - 0.0% (b)
555	Alexion Pharmaceuticals, Inc. (a)	55,922
147	Biogen, Inc. (a)	32,303
120	Illumina, Inc. (a)	33,761
1,046	Incyte Corp. (a)	85,584
153	Regeneron Pharmaceuticals, Inc. (a)	44,377
194	Vertex Pharmaceuticals, Inc. (a)	34,924
		286,871
	Building Materials - 0.1%
4,198	Fortune Brands Home & Security, Inc.	214,350
2,118	Johnson Controls International PLC	90,417
593	Martin Marietta Materials, Inc.	150,486
3,537	Masco Corp.	144,062
1,034	Vulcan Materials Co.	146,052
		745,367
	Chemicals - 0.1%
584	Air Products & Chemicals, Inc.	131,937
3,218	Albemarle Corp. (f)	198,647
1,117	Celanese Corp.	126,634
2,640	CF Industries Holdings, Inc.	127,222
1,000	Dow, Inc.	42,630
2,305	Eastman Chemical Co.	150,678
1,715	FMC Corp.	148,056
681	International Flavors & Fragrances, Inc.	74,740
428	Linde PLC	80,853

740	LyondellBasell Industries NV, Class A	57,261
6,837	Mosaic Co.	125,732
511	PPG Industries, Inc.	56,614
66	Sherwin-Williams Co.	34,766
		1,355,770
	Commercial Services - 0.3%
220	Automatic Data Processing, Inc.	37,365
561	Cintas Corp.	147,992
590	Ecolab, Inc.	121,723
1,009	Equifax, Inc.	147,697
655	FleetCor Technologies, Inc. (a)	195,452
1,565	Gartner, Inc. (a)	209,193
1,215	Global Payments, Inc.	201,666
9,845	H&R Block, Inc.	238,446
1,889	IHS Markit, Ltd. (a)	123,937
449	Moody's Corp.	96,795
8,699	Nielsen Holdings PLC	180,591
9,404	Quanta Services, Inc.	318,796
3,934	Robert Half International, Inc.	210,351
4,426	Rollins, Inc.	145,217
406	S&P Global, Inc.	105,637
1,476	United Rentals, Inc. (a)	166,139
1,011	Verisk Analytics, Inc.	163,317
13,214	Western Union Co.	292,294
		3,102,608
	Computers - 0.1%
482	Accenture PLC, Class A	95,518
1,107	Cognizant Technology Solutions Corp., Class A	67,959
3,380	DXC Technology Co.	112,283
2,329	Fortinet, Inc. (a)	184,410
10,491	Hewlett Packard Enterprise Co.	144,986
4,176	HP, Inc.	76,379
4,038	NetApp, Inc.	194,066
4,413	Seagate Technology PLC	221,577
2,969	Western Digital Corp.	170,035
		1,267,213
	Cosmetics/Personal Care - 0.0% (b)
432	Estee Lauder Cos., Inc., Class A	85,531
1,103	Procter & Gamble Co.	132,614
		218,145
	Distribution/Wholesale - 0.1%
2,284	Copart, Inc. (a)	172,191
3,206	Fastenal Co.	98,168
7,259	LKQ Corp. (a)	190,694
382	WW Grainger, Inc.	104,534
		565,587
	Diversified Financial Services - 0.3%
4,598	Affiliated Managers Group, Inc.	352,345
2,083	Alliance Data Systems Corp.	256,105
571	American Express Co.	68,731
626	Ameriprise Financial, Inc.	80,741
1,579	CBOE Global Markets, Inc.	188,154
724	Charles Schwab Corp.	27,707
371	CME Group, Inc.	80,615
953	Discover Financial Services	76,211

3,172	E*TRADE Financial Corp.	132,399
3,177	Franklin Resources, Inc.	83,492
1,218	Intercontinental Exchange, Inc.	113,859
10,688	Invesco, Ltd.	167,802
13,079	Jefferies Financial Group, Inc.	243,793
279	MasterCard, Inc.	78,502
1,007	Nasdaq, Inc.	100,539
1,880	Raymond James Financial, Inc.	147,599
2,807	Synchrony Financial	89,964
562	T. Rowe Price Group, Inc.	62,168
661	Visa, Inc.	119,522
		2,470,248
	Electric - 0.2%
8,200	AES Corp.	125,706
2,619	Alliant Energy Corp.	137,367
1,084	Ameren Corp.	83,631
975	American Electric Power Co., Inc.	88,871
3,681	CenterPoint Energy, Inc.	101,927
1,570	CMS Energy Corp.	98,988
632	Consolidated Edison, Inc.	56,185
511	DTE Energy Co.	66,256
807	Edison International	58,322
1,358	Entergy Corp.	153,237
1,724	Evergy, Inc.	112,060
1,142	Eversource Energy	91,508
799	Exelon Corp.	37,761
1,497	FirstEnergy Corp.	68,862
429	NextEra Energy, Inc.	93,985
4,953	NRG Energy, Inc.	180,289
1,620	Pinnacle West Capital Corp.	154,402
2,468	PPL Corp.	72,929
947	Public Service Enterprise Group, Inc.	57,265
598	Sempra Energy	84,695
460	Southern Co.	26,800
1,602	WEC Energy Group, Inc.	153,424
1,782	Xcel Energy, Inc.	114,440
		2,218,910
	Electrical Components & Equipment - 0.0% (b)
918	AMETEK, Inc.	78,884
675	Emerson Electric Co.	40,223
		119,107
	Electronics - 0.2%
1,071	Agilent Technologies, Inc.	76,159
2,172	Allegion PLC	209,098
1,083	Amphenol Corp., Class A	94,806
3,823	Corning, Inc.	106,471
8,086	FLIR Systems, Inc.	398,397
886	Fortive Corp.	62,817
1,747	Garmin, Ltd.	142,503
304	Honeywell International, Inc.	50,044
1,780	Keysight Technologies, Inc. (a)	172,411
185	Mettler-Toledo International, Inc. (a)	121,506
1,993	PerkinElmer, Inc.	164,821
939	TE Connectivity, Ltd.	85,656
539	Waters Corp. (a)	114,209
		1,798,898

	Engineering & Construction - 0.0% (b)
2,243	Jacobs Engineering Group, Inc.	199,313

	Environmental Control - 0.1%
6,587	Pentair PLC (f)	236,605
1,549	Republic Services, Inc.	138,249
1,232	Waste Management, Inc.	147,039
		521,893
	Finance and Insurance - 0.0% (b)
1,042	First Republic Bank	93,488
577	MarketAxess Holdings, Inc.	229,427
		322,915
	Financials - 0.0% (b)
1,867	Globe Life, Inc. (a)	166,648

	Food - 0.1%
3,918	Conagra Brands, Inc.	111,115
903	General Mills, Inc.	48,581
995	Hershey Co.	157,688
1,729	Hormel Foods Corp.	73,673
1,103	J.M. Smucker Co.	115,991
1,155	Kellogg Co. (f)	72,534
1,238	Kraft Heinz Co.	31,594
2,432	Lamb Weston Holdings, Inc.	171,189
998	McCormick & Co., Inc.	162,544
1,293	Mondelez International, Inc., Class A	71,399
649	Sysco Corp.	48,240
1,543	Tyson Foods, Inc., Class A	143,561
		1,208,109
	Forest Products & Paper - 0.0% (b)
2,295	International Paper Co.	89,735

	Gas - 0.0% (b)
1,114	Atmos Energy Corp.	122,796
4,853	NiSource, Inc.	143,406
		266,202
	Hand/Machine Tools - 0.0% (b)
1,278	Snap-on, Inc.	190,013
532	Stanley Black & Decker, Inc.	70,682
		260,695
	Healthcare Products - 0.2%
1,416	Abbott Laboratories	120,813
816	ABIOMED, Inc. (a)	157,545
510	Align Technology, Inc. (a)	93,386
812	Baxter International, Inc.	71,415
479	Cooper Cos., Inc.	148,370
918	Danaher Corp.	130,439
3,027	Dentsply Sirona, Inc.	157,858
510	Edwards Lifesciences Corp. (a)	113,138
2,402	Henry Schein, Inc. (a)	148,011
2,343	Hologic, Inc. (a)	115,674
479	IDEXX Laboratories, Inc. (a)	138,786
552	Medtronic PLC	59,555
1,262	ResMed, Inc.	175,797

427	Stryker Corp.	94,222
466	Teleflex, Inc.	169,587
1,271	Varian Medical Systems, Inc. (a)	134,637
405	Zimmer Biomet Holdings, Inc.	56,376
		2,085,609
	Healthcare Services - 0.1%
1,491	Centene Corp. (a)	69,510
2,791	DaVita, Inc. (a)	157,329
284	HCA Healthcare, Inc.	34,137
135	Humana, Inc.	38,233
645	IQVIA Holdings, Inc. (a)	100,072
591	Laboratory Corp. of America Holdings (a)	99,028
1,162	Quest Diagnostics, Inc.	118,954
813	Universal Health Services, Inc.	117,543
		734,806
	Healthcare-Products - 0.0% (b)
628	Boston Scientific Corp. (a)	26,835

	Home Builders - 0.0% (b)
1,829	DR Horton, Inc.	90,481
2,020	Lennar Corp., Class A	103,020
5,408	PulteGroup, Inc.	182,790
		376,291
	Home Furnishings - 0.1%
7,590	Leggett & Platt, Inc. (f)	282,272
1,248	Whirlpool Corp.	173,584
		455,856
	Household Products/Wares - 0.0% (b)
1,521	Avery Dennison Corp.	175,782
1,462	Church & Dwight Co., Inc.	116,638
502	Clorox Co.	79,396
249	Kimberly-Clark Corp.	35,137
		406,953
	Housewares - 0.0% (b)
16,999	Newell Brands, Inc. (f)	282,183

	Information - 0.0% (b)
3,224	Fox Corp.	106,940
1,459	T-Mobile US, Inc. (a)	113,875
		220,815
	Information Technology - 0.1%
22,459	Xerox Holdings Corp.	651,086

	Insurance - 0.2%
775	Aflac, Inc.	38,889
440	Allstate Corp.	45,052
618	American International Group, Inc.	32,161
572	Aon PLC, Class A	111,454
1,903	Arthur J Gallagher & Co.	172,621
2,079	Assurant, Inc.	255,717
1,644	Cincinnati Financial Corp.	184,934
646	Everest Re Group Ltd.	152,378
1,963	Hartford Financial Services Group, Inc.	114,404
2,280	Lincoln National Corp.	120,566
1,879	Loews Corp.	90,323

727	Marsh & McLennan Cos., Inc.	72,620
746	MetLife, Inc.	33,048
1,863	Principal Financial Group, Inc.	99,149
1,474	Progressive Corp.	111,729
486	Prudential Financial, Inc.	38,924
597	Travelers Cos., Inc.	87,735
8,653	Unum Group	219,873
601	Willis Towers Watson PLC	118,980
		2,100,557
	Internet - 0.1%
2,198	eBay, Inc.	88,557
517	Expedia Group, Inc.	67,262
2,152	F5 Networks, Inc. (a)	277,027
10,366	TripAdvisor, Inc. (a)	393,804
2,013	Twitter, Inc. (a)	85,854
843	VeriSign, Inc. (a)	171,846
		1,084,350
	Iron/Steel - 0.0% (b)
1,893	Nucor Corp.	92,719

	Leisure Time - 0.1%
1,013	Carnival Corp.	44,653
7,913	Harley-Davidson, Inc.	252,425
3,034	Norwegian Cruise Line Holdings, Ltd. (a)	153,976
566	Royal Caribbean Cruises, Ltd.	59,022
		510,076
	Lodging - 0.0% (b)
1,198	Hilton Worldwide Holdings, Inc.	110,659
244	Marriott International, Inc.	30,759
3,382	MGM Resorts International	94,899
984	Wynn Resorts, Ltd.	108,387
		344,704
	Machinery - Diversified - 0.1%
404	Cummins, Inc.	60,305
200	Deere & Co.	30,982
1,249	Dover Corp.	117,081
5,870	Flowserve Corp.	250,532
564	Rockwell Automation, Inc.	86,174
330	Roper Technologies, Inc.	121,031
1,502	Wabtec Corp.	103,953
1,461	Xylem, Inc.	111,927
		881,985
	Manufacturing - 0.0% (b)
591	L3Harris Technologies, Inc.	124,943

	Materials - 0.0% (b)
12,625	Amcor Plc	123,978

	Media - 0.1%
2,845	CBS Corp., Class B	119,661
328	Charter Communications, Inc. (a)	134,345
3,249	Comcast Corp.	143,801
6,067	Discovery, Inc., Class A (a)(f)	167,449
5,369	DISH Network Corp., Class A (a)	180,184
27,027	News Corp., Class A	371,621
1,238	Walt Disney Co.	169,928
		1,286,989

	Mining - 0.0% (b)
9,992	Freeport-McMoRan, Inc.	91,826
2,140	Newmont Goldcorp Corp.	85,365
		177,191
	Miscellaneous Manufacturing - 0.1%
4,931	AO Smith Corp.	229,390
599	Eaton Corp PLC	48,351
214	Illinois Tool Works, Inc.	32,070
986	Ingersoll-Rand PLC	119,395
428	Parker-Hannifin Corp.	70,950
3,039	Textron, Inc.	136,755
		636,911
	Oil & Gas - 0.3%
7,268	Apache Corp.	156,771
11,393	Cabot Oil & Gas Corp.	195,048
945	Chevron Corp.	111,245
7,214	Cimarex Energy Co.	308,615
1,426	Concho Resources, Inc.	104,312
6,125	Devon Energy Corp.	134,689
1,035	Diamondback Energy, Inc.	101,513
412	EOG Resources, Inc.	30,566
744	Exxon Mobil Corp.	50,949
6,857	Helmerich & Payne, Inc.	257,755
2,231	Hess Corp.	140,442
3,595	HollyFrontier Corp.	159,474
11,084	Marathon Oil Corp.	131,235
835	Marathon Petroleum Corp.	41,090
7,324	Noble Energy, Inc.	165,376
779	Occidental Petroleum Corp.	33,871
805	Phillips 66	79,397
586	Pioneer Natural Resources Co.	72,324
576	Valero Energy Corp.	43,361
		2,318,033
	Oil & Gas Services - 0.1%
5,021	Baker Hughes & GE Co., Class A	108,906
4,027	Halliburton Co.	75,869
8,343	National Oilwell Varco, Inc.	170,447
802	Schlumberger, Ltd.	26,009
6,810	TechnipFMC PLC	169,160
		550,391
	Packaging & Containers - 0.1%
2,149	Ball Corp.	172,801
1,645	Packaging Corp of America	165,454
5,532	Sealed Air Corp.	220,284
4,647	Westrock Co.	158,835
		717,374
	Pharmaceuticals - 0.1%
2,445	Cardinal Health, Inc.	105,453
390	McKesson Corp.	53,925
644	Merck & Co., Inc.	55,687
7,748	Mylan NV (a)	150,853
9,647	Nektar Therapeutics (a)	169,498
4,278	Perrigo Co. PLC (f)	200,125
1,250	Zoetis, Inc., Class A	158,025
		893,566

	Pipelines - 0.0% (b)
6,649	Kinder Morgan, Inc.	134,775
1,923	ONEOK, Inc.	137,072
2,089	Williams Cos., Inc.	49,300
		321,147
	Real Estate - 0.0% (b)
1,660	CBRE Group, Inc., Class A (a)	86,768

	Real Estate Investment Trusts - 0.4%
662	Alexandria Real Estate Equities, Inc.	99,194
554	American Tower Corp.	127,525
4,318	Apartment Investment & Management Co.	220,218
273	AvalonBay Communities, Inc.	58,029
603	Boston Properties, Inc.	77,437
210	Crown Castle International Corp.	30,486
558	Digital Realty Trust, Inc.	68,986
4,050	Duke Realty Corp.	134,744
201	Equinix, Inc.	111,812
670	Equity Residential	56,789
397	Essex Property Trust, Inc.	127,540
1,317	Extra Space Storage, Inc.	160,569
1,242	Federal Realty Investment Trust	160,479
3,005	HCP, Inc.	104,304
7,425	Host Hotels & Resorts, Inc.	119,097
5,650	Iron Mountain, Inc.	179,953
10,353	Kimco Realty Corp.	190,288
10,928	Macerich Co. (f)	311,776
1,477	Mid-America Apartment Communities, Inc.	187,106
758	Prologis, Inc.	63,384
461	Public Storage	122,045
1,019	Realty Income Corp.	75,212
2,212	Regency Centers Corp.	142,696
611	SBA Communications Corp.	160,345
198	Simon Property Group, Inc.	29,490
3,051	SL Green Realty Corp.	244,751
2,612	UDR, Inc.	125,846
914	Ventas, Inc.	67,078
2,098	Vornado Realty Trust	126,866
975	Welltower, Inc.	87,321
3,396	Weyerhaeuser Co.	89,349
		3,860,715

	Retail - 0.4%
968	Advance Auto Parts, Inc.	133,536
136	AutoZone, Inc. (a)	149,830
1,230	Best Buy Co., Inc.	78,290
1,883	CarMax, Inc. (a)(f)	156,816
192	Chipotle Mexican Grill, Inc. (a)(f)	160,977
239	Costco Wholesale Corp.	70,448
1,177	Darden Restaurants, Inc. (f)	142,393
870	Dollar General Corp.	135,798
676	Dollar Tree, Inc. (a)	68,634
8,832	Foot Locker, Inc.	319,630

12,338	Gap, Inc.	194,817
1,181	Genuine Parts Co.	106,632
3,757	Kohl's Corp.	177,556
9,221	L Brands, Inc.	152,239
11,098	Macy's, Inc.	163,806
602	McDonald's Corp.	131,218
10,224	Nordstrom, Inc. (f)	296,189
283	O'Reilly Automotive, Inc. (a)	108,604
680	Ross Stores, Inc.	72,087
1,442	Starbucks Corp.	139,240
6,191	Tapestry, Inc.	127,844
429	Target Corp.	45,920
1,515	Tiffany & Co.	128,578
1,684	Tractor Supply Co.	171,566
388	Ulta Beauty, Inc. (a)	92,239
611	Walgreens Boots Alliance, Inc.	31,277
620	Walmart, Inc.	70,841
1,069	Yum! Brands, Inc.	124,838
		3,751,843
	Savings & Loans - 0.0% (b)
16,581	People's United Financial, Inc.	238,269

	Semiconductors - 0.2%
2,786	Advanced Micro Devices, Inc. (a)	87,620
552	Analog Devices, Inc. (f)	60,626
1,226	Applied Materials, Inc.	58,873
3,198	IPG Photonics Corp. (a)	395,689
905	KLA Corp.	133,849
438	Lam Research Corp.	92,203
3,022	Maxim Integrated Products, Inc.	164,820
1,374	Microchip Technology, Inc. (f)	118,617
1,260	Micron Technology, Inc. (a)	57,040
4,365	Qorvo, Inc. (a)	311,792
419	QUALCOMM, Inc.	32,586
2,323	Skyworks Solutions, Inc.	174,852
821	Xilinx, Inc.	85,433
		1,774,000
	Shipbuilding - 0.0% (b)
879	Huntington Ingalls Industries, Inc.	183,711

	Software - 0.3%
1,494	Activision Blizzard, Inc.	75,596
2,413	Akamai Technologies, Inc. (a)	215,071
779	ANSYS, Inc. (a)	160,910
524	Autodesk, Inc. (a)	74,838
1,593	Broadridge Financial Solutions, Inc.	206,198
3,119	Cadence Design Systems, Inc. (a)	213,589
1,720	Cerner Corp.	118,525
2,209	Citrix Systems, Inc.	205,393
1,056	Electronic Arts, Inc. (a)	98,926
930	Fidelity National Information Services, Inc.	126,685
961	Fiserv, Inc. (a)	102,769
347	Intuit, Inc.	100,061
1,718	Jack Henry & Associates, Inc.	249,041
999	Microsoft Corp.	137,722

771	MSCI, Inc.		180,900
1,438	Paychex, Inc.		117,485
1,596	Synopsys, Inc. (a)		226,329
1,647	Take-Two Interactive Software, Inc. (a)		217,354
			2,827,392
	Telecommunications - 0.1%
525	Arista Networks, Inc. (a)		118,976
2,301	AT&T, Inc.		81,133
17,118	CenturyLink, Inc.		194,803
10,999	Juniper Networks, Inc.		254,737
1,047	Motorola Solutions, Inc.		189,413
964	Verizon Communications, Inc.		56,066
			895,128
	Textiles - 0.0% (b)
1,384	Mohawk Industries, Inc. (a)		164,544

	Toys/Games/Hobbies - 0.0% (b)
1,161	Hasbro, Inc.		128,256

	Transportation - 0.1%
1,737	CH Robinson Worldwide, Inc.		146,759
440	CSX Corp.		29,489
1,772	Expeditors International of Washington, Inc.		125,989
234	FedEx Corp.		37,115
1,479	JB Hunt Transport Services, Inc.		159,791
1,092	Kansas City Southern		137,374
176	Norfolk Southern Corp.		30,633
			667,150
	Water - 0.0% (b)
1,376	American Water Works Co., Inc. (f)		175,192

	Wholesale Trade - 0.0% (b)
433	DuPont de Nemours, Inc.		29,414

	TOTAL COMMON STOCKS (Cost - $54,751,107)		53,837,945

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.6% (a)(c)
	PURCHASED CALL OPTIONS - 0.1%
	iShares MSCI Emerging Markets ETF
9,000	Expiration: September 2019, Exercise Price: $49	$36,171,000	45,000
	Materials Select Sector SPDR Fund
5,000	Expiration: September 2019, Exercise Price: $62	28,345,000	5,000
5,000	Expiration: September 2019, Exercise Price: $63	28,345,000	22,500
	SPDR S&P 500 ETF Trust (g)
10,000	Expiration: October 2019, Exercise Price: $320	292,450,000	80,000
5,000	Expiration: December 2019, Exercise Price: $335	146,225,000	122,500
	SPDR Series Trust S&P Retail ETF
13,000	Expiration: September 2019, Exercise Price: $41	51,701,000	344,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,677,393)		619,500

	PURCHASED PUT OPTIONS - 0.5%
	Invesco DB US Dollar Index Bullish Fund
22,000	Expiration: September 2019, Exercise Price: $26	59,114,000	55,000

	iShares China Large-Cap ETF
20,000	Expiration: September 2019, Exercise Price: $35	78,240,000	130,000
	SPDR S&P 500 ETF Trust (g)
5,125	Expiration: December 2019, Exercise Price: $281	149,880,625	4,187,125
	TOTAL PURCHASED PUT OPTIONS (Cost - $6,093,330)		4,372,125

	TOTAL PURCHASED OPTIONS (Cost - $7,770,723)		4,991,625

	SHORT-TERM INVESTMENTS - 0.5%
	Money Market Funds - 0.5%
4,433,668	First American Treasury Obligations Fund, Class X, 2.00% (d)		4,433,668
	TOTAL MONEY MARKET FUNDS (Cost - $4,433,668)		4,433,668

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.4%
122,145,463	First American Government Obligations Fund, Class Z, 1.97% (d)		122,145,463
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $122,145,463)		122,145,463

	TOTAL INVESTMENTS - 112.2% (Cost - $1,021,707,211)		1,022,535,362
	Liabilities in Excess of Other Assets - (12.2)%		(111,293,886)
	NET ASSETS - 100.0%		$911,241,476

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.1)% (a)(c)
	SPDR S&P 500 ETF Trust
425	Expiration: December 2019, Exercise Price $247	$12,429,125	106,250
450	Expiration: December 2019, Exercise Price $259	13,160,250	175,275
480	Expiration: December 2019, Exercise Price $268	14,037,600	255,840
525	Expiration: December 2019, Exercise Price $275	15,353,625	353,063
	TOTAL OPTIONS WRITTEN (Premiums Received $1,176,809)		$890,428

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Less than 0.1%
(c) Each Option is exercisable into 100 shares of the underlying security.
(d) Money Market Fund; interest rate reflects seven-day yield on Augusts 31, 2019.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $135,729,000.
(f) All or a portion of this security is out on loan as of August 31, 2019.
(g) Held in connection with a written option, see Schedule of Written Options for more details.
(h) Affiliated security. Please refer to the Notes to Financial Statements.

Horizon Defensive Multi-Factor Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019

Shares		Value
	COMMON STOCKS - 98.1%
	Advertising - 1.7%
36	Interpublic Group of Cos., Inc.	$715
13	Omnicom Group, Inc.	989
		1,704
	Aerospace/Defense - 1.8%
2	General Dynamics Corp.	382
1	Lockheed Martin Corp.	384
1	Northrop Grumman Corp.	368
2	Raytheon Co.	371
3	United Technologies Corp.	391
		1,896
	Auto Manufacturers - 0.4%
7	PACCAR, Inc.	459

	Beverages - 0.9%
7	PepsiCo, Inc.	957

	Building Materials - 0.5%
13	Johnson Controls International PLC	555

	Chemicals - 1.8%
3	Air Products & Chemicals, Inc.	678
3	International Flavors & Fragrances, Inc.	329
2	Linde PLC	378
4	PPG Industries, Inc.	443
		1,828
	Commercial Services - 6.2%
5	Automatic Data Processing, Inc.	849
5	Ecolab, Inc.	1,032
2	FleetCor Technologies, Inc. (a)	597
5	Gartner, Inc. (a)	668
15	H&R Block, Inc.	363
11	IHS Markit, Ltd. (a)	722
5	Verisk Analytics, Inc.	808
59	Western Union Co.	1,305
		6,344
	Computers - 1.6%
5	Accenture PLC, Class A	991
5	International Business Machines Corp.	677
		1,668
	Cosmetics/Personal Care - 0.8%
7	Procter & Gamble Co.	842

	Distribution/Wholesale - 0.4%
16	LKQ Corp. (a)	420

	Diversified Financial Services - 3.0%
5	CBOE Global Markets, Inc.	596
4	CME Group, Inc.	869

10	Intercontinental Exchange, Inc.	935
7	Nasdaq, Inc.	699
		3,099
	Electric - 8.4%
12	Ameren Corp.	926
11	American Electric Power Co., Inc.	1,003
7	DTE Energy Co.	908
9	Entergy Corp.	1,015
13	Eversource Energy	1,042
21	Exelon Corp.	992
9	Pinnacle West Capital Corp.	858
15	Southern Co.	874
15	Xcel Energy, Inc.	963
		8,581
	Electrical Components & Equipment - 0.5%
6	AMETEK, Inc.	516

	Electronics - 3.3%
6	Allegion PLC	578
8	Amphenol Corp., Class A	700
9	FLIR Systems, Inc.	443
5	Garmin, Ltd.	408
4	Honeywell International, Inc.	658
7	TE Connectivity, Ltd.	639
		3,426
	Environmental Control - 2.3%
16	Republic Services, Inc.	1,428
8	Waste Management, Inc.	955
		2,383
	Financials - 0.7%
8	Globe Life, Inc.	714

	Food - 3.9%
9	General Mills, Inc.	484
6	Hershey Co.	951
4	J.M. Smucker Co.	420
17	Mondelez International, Inc., Class A	939
8	Sysco Corp.	595
6	Tyson Foods, Inc., Class A	558
		3,947
	Healthcare Products - 4.3%
7	Baxter International, Inc.	616
2	Becton Dickinson & Co.	508
1	Cooper Cos., Inc.	310
4	Danaher Corp.	568
4	Dentsply Sirona, Inc.	208
6	Henry Schein, Inc. (a)	370
10	Hologic, Inc. (a)	494
7	Medtronic PLC	755
4	Zimmer Biomet Holdings, Inc.	557
		4,386
	Healthcare Services - 1.4%
1	Anthem, Inc.	262
2	Laboratory Corp. of America Holdings (a)	335
4	Quest Diagnostics, Inc.	409
3	Universal Health Services, Inc., Class B	434
		1,440

	Home Builders - 0.6%
6	Lennar Corp., Class A	306
10	PulteGroup, Inc.	338
		644
	Household Products/Wares - 0.9%
4	Avery Dennison Corp.	462
3	Kimberly-Clark Corp.	424
		886
	Information Technology - 0.3%
11	Xerox Holdings Corp.	319

	Insurance - 10.6%
16	Aflac, Inc.	803
7	Allstate Corp.	717
3	Aon PLC, Class A	584
12	Arthur J Gallagher & Co.	1,088
6	Assurant, Inc.	738
3	Berkshire Hathaway, Inc., Class B (a)	610
6	Chubb Ltd.	938
7	Cincinnati Financial Corp.	787
2	Everest Re Group Ltd.	472
14	Hartford Financial Services Group, Inc.	816
13	Loews Corp.	625
8	Marsh & McLennan Cos., Inc.	799
5	Progressive Corp.	379
6	Travelers Cos., Inc.	882
3	Willis Towers Watson PLC	594
		10,832
	Internet - 0.4%
3	Expedia Group, Inc.	390

	Machinery - Diversified - 1.1%
2	Cummins, Inc.	298
5	Dover Corp.	469
1	Roper Technologies, Inc.	367
		1,134
	Manufacturing - 0.2%
1	L3Harris Technologies, Inc.	211

	Media - 3.0%
1	Charter Communications, Inc., Class A (a)	410
24	Comcast Corp., Class A	1,062
21	Viacom, Inc., Class B	524
8	Walt Disney Co.	1,098
		3,094
	Mining - 0.3%
8	Newmont Goldcorp Corp.	319

	Miscellaneous Manufacturing - 1.0%
6	Eaton Corp PLC	484
4	Ingersoll-Rand PLC	485
		969
	Oil & Gas - 2.0%
12	Cabot Oil & Gas Corp.	206
4	Chevron Corp.	471
9	Exxon Mobil Corp.	616
7	Occidental Petroleum Corp.	304
4	Phillips 66	395
		1,992

	Oil & Gas Services - 0.3%
8	Schlumberger, Ltd.	259

	Packaging & Containers - 0.7%
9	Ball Corp.	724

	Pharmaceuticals - 3.3%
5	Eli Lilly & Co.	565
5	Johnson & Johnson	642
2	McKesson Corp.	276
10	Merck & Co., Inc.	865
16	Pfizer, Inc.	569
4	Zoetis, Inc., Class A	505
		3,422
	Pipelines - 1.5%
27	Kinder Morgan, Inc.	547
7	ONEOK, Inc.	499
19	Williams Cos., Inc.	449
		1,495
	Real Estate Investment Trusts - 8.7%
4	American Tower Corp.	921
5	AvalonBay Communities, Inc.	1,063
7	Crown Castle International Corp.	1,016
12	Equity Residential	1,017
3	Essex Property Trust, Inc.	964
7	Mid-America Apartment Communities, Inc.	887
3	Public Storage	794
11	Regency Centers Corp.	709
19	UDR, Inc.	915
7	Welltower, Inc.	627
		8,913
	Retail - 7.8%
3	Darden Restaurants, Inc.	363
3	Dollar General Corp.	468
3	Dollar Tree, Inc. (a)	305
8	Genuine Parts Co.	722
3	Home Depot, Inc.	684
4	McDonald's Corp.	872
1	O'Reilly Automotive, Inc. (a)	384
4	Ross Stores, Inc.	424
6	Starbucks Corp.	579
4	Target Corp.	428
12	TJX Cos., Inc.	660
3	Tractor Supply Co.	306
6	Walmart, Inc.	685
9	Yum! Brands, Inc.	1,051
		7,931

	Software - 7.1%
4	Broadridge Financial Solutions, Inc.	518
14	Citrix Systems, Inc.	1,302
8	Fidelity National Information Services, Inc.	1,090
8	Fiserv, Inc. (a)	855
7	Jack Henry & Associates, Inc.	1,015
13	Oracle Corp.	677
15	Paychex, Inc.	1,225
4	Synopsys, Inc. (a)	567
		7,249
	Telecommunications - 3.9%
37	AT&T, Inc.	1,304
23	Juniper Networks, Inc.	533
3	Motorola Solutions, Inc.	543
27	Verizon Communications, Inc.	1,570
		3,950
	Transportation - 0.5%
6	CH Robinson Worldwide, Inc.	507

	TOTAL COMMON STOCKS (Cost - $98,201)	100,405

	SHORT-TERM INVESTMENTS - 12.7%
	Money Market Funds - 12.7%
13,046	First American Treasury Obligations Fund, Class X, 2.00% (b)	13,046
	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,046)	13,046

	TOTAL INVESTMENTS - 110.8% (Cost - $111,247)	113,451
	Liabilities in Excess of Other Assets - (10.8)%	(11,086)
	NET ASSETS - 100.0%	$102,365

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Money Market Fund; interest rate reflects seven-day yield on August 31, 2019.

Horizon Defined Risk Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019

Shares		Value
	COMMON STOCKS - 94.3%
	Aerospace/Defense - 2.6%
2,386	Boeing Co. (e)	$868,719
1,235	General Dynamics Corp.	236,218
1,180	Lockheed Martin Corp.	453,250
714	Northrop Grumman Corp.	262,659
1,180	Raytheon Co.	218,678
197	TransDigm Group, Inc.	106,049
4,344	United Technologies Corp. (e)	565,762
		2,711,335
	Agriculture - 0.9%
7,964	Altria Group, Inc.	348,345
2,354	Archer-Daniels-Midland Co.	89,570
6,609	Philip Morris International, Inc. (e)	476,443
		914,358
	Agriculture, Forestry, Fishing and Hunting - 0.1%
3,229	Corteva, Inc.	94,674

	Airlines - 0.4%
1,925	American Airlines Group, Inc.	50,647
2,898	Delta Air Lines, Inc.	167,678
2,354	Southwest Airlines Co.	123,161
1,132	United Airlines Holdings, Inc. (a)	95,439
		436,925
	Apparel - 0.7%
235	Kontoor Brands, Inc.	8,046
6,725	Nike, Inc. (e)	568,262
1,667	VF Corp.	136,611
		712,919
	Auto Manufacturers - 0.4%
16,881	Ford Motor Co.	154,799
5,973	General Motors Co.	221,538
1,466	PACCAR, Inc.	96,111
		472,448
	Auto Parts & Equipment - 0.1%
1,105	Aptiv PLC	91,903

	Banks - 6.1%
41,491	Bank of America Corp. (e)	1,141,417
4,177	Bank of New York Mellon Corp.	175,685
3,231	BB&T Corp.	153,957
1,990	Capital One Financial Corp.	172,374
10,310	Citigroup, Inc. (e)	663,448
1,985	Citizens Financial Group, Inc.	66,974
664	Comerica, Inc.	40,936
2,773	Fifth Third Bancorp	73,346
1,612	Goldman Sachs Group, Inc.	328,703
4,475	Huntington Bancshares, Inc.	59,294
14,060	JPMorgan Chase & Co. (e)	1,544,632
4,347	KeyCorp	72,160

562	M&T Bank Corp.	82,170
7,261	Morgan Stanley	301,259
916	Northern Trust Corp.	80,544
1,925	PNC Financial Services Group, Inc.	248,190
4,643	Regions Financial Corp.	67,881
1,601	State Street Corp.	82,147
1,881	SunTrust Banks, Inc.	115,700
19,925	Wells Fargo & Co. (e)	927,907
		6,398,724
	Beverages - 2.0%
18,090	Coca-Cola Co. (e)	995,674
781	Constellation Brands, Inc., Class A	159,597
2,324	Monster Beverage Corp. (a)	136,349
5,999	PepsiCo, Inc. (e)	820,243
		2,111,863
	Biotechnology - 1.9%
923	Alexion Pharmaceuticals, Inc. (a)	93,001
2,683	Amgen, Inc. (e)	559,727
828	Biogen, Inc. (a)	181,953
2,942	Celgene Corp. (a)	284,786
5,480	Gilead Sciences, Inc.	348,199
596	Illumina, Inc. (a)	167,679
433	Regeneron Pharmaceuticals, Inc. (a)	125,592
1,069	Vertex Pharmaceuticals, Inc. (a)	192,441
		1,953,378
	Building Materials - 0.3%
3,910	Johnson Controls International PLC	166,918
241	Martin Marietta Materials, Inc.	61,159
534	Vulcan Materials Co.	75,427
		303,504
	Chemicals - 1.4%
917	Air Products & Chemicals, Inc.	207,169
440	Albemarle Corp. (f)	27,161
959	CF Industries Holdings, Inc.	46,214
3,174	Dow, Inc.	135,308
562	Eastman Chemical Co.	36,738
552	FMC Corp.	47,654
433	International Flavors & Fragrances, Inc.	47,522
2,321	Linde PLC	438,460
1,612	LyondellBasell Industries NV, Class A	124,737
1,603	Mosaic Co.	29,479
993	PPG Industries, Inc.	110,014
377	Sherwin-Williams Co.	198,585
		1,449,041
	Commercial Services - 2.2%
1,838	Automatic Data Processing, Inc.	312,166
433	Cintas Corp.	114,226
1,207	Ecolab, Inc.	249,016
485	Equifax, Inc.	70,994
353	FleetCor Technologies, Inc. (a)	105,335
654	Global Payments, Inc.	108,551
1,640	IHS Markit, Ltd. (a)	107,600
781	Moody's Corp.	168,368
4,965	PayPal Holdings, Inc. (a)	541,433
1,368	Rollins, Inc.	44,884

1,045	S&P Global, Inc.	271,899
749	Total System Services, Inc.	100,531
680	Verisk Analytics, Inc.	109,847
		2,304,850
	Computers - 5.4%
2,683	Accenture PLC, Class A	531,690
20,043	Apple, Inc. (e)	4,183,776
2,441	Cognizant Technology Solutions Corp., Class A	149,853
1,171	DXC Technology Co.	38,901
6,259	Hewlett Packard Enterprise Co.	86,499
6,687	HP, Inc.	122,305
3,839	International Business Machines Corp. (e)	520,300
1,086	NetApp, Inc.	52,193
		5,685,517
	Cosmetics/Personal Care - 1.7%
3,665	Colgate-Palmolive Co.	271,760
1,532	Estee Lauder Cos., Inc., Class A	303,321
10,553	Procter & Gamble Co. (e)	1,268,787
		1,843,868
	Distribution/Wholesale - 0.2%
973	Copart, Inc. (a)	73,354
2,399	Fastenal Co.	73,457
224	WW Grainger, Inc.	61,298
		208,109
	Diversified Financial Services - 4.5%
3,594	American Express Co.	432,610
555	Ameriprise Financial, Inc.	71,584
670	BlackRock, Inc. (e)	283,115
5,722	Charles Schwab Corp.	218,981
1,509	CME Group, Inc.	327,891
1,400	Discover Financial Services	111,958
2,191	Franklin Resources, Inc.	57,579
2,419	Intercontinental Exchange, Inc.	226,128
4,344	MasterCard, Inc. (e)	1,222,271
680	Nasdaq, Inc.	67,891
3,032	Synchrony Financial	97,176
993	T. Rowe Price Group, Inc.	109,846
8,548	Visa, Inc. (e)	1,545,649
		4,772,679
	Electric - 3.0%
1,004	Ameren Corp.	77,459
2,072	American Electric Power Co., Inc.	188,863
2,101	CenterPoint Energy, Inc.	58,177
1,176	CMS Energy Corp.	74,147
1,307	Consolidated Edison, Inc.	116,192
2,753	Dominion Energy, Inc.	213,715
749	DTE Energy Co.	97,115
3,006	Duke Energy Corp.	278,776
1,363	Edison International	98,504
744	Entergy Corp.	83,953
1,121	Evergy, Inc.	72,865
1,320	Eversource Energy	105,772
4,086	Exelon Corp.	193,104
2,145	FirstEnergy Corp.	98,670
2,007	NextEra Energy, Inc.	439,694

1,256	NRG Energy, Inc.	45,718
2,199	PG&E Corp.	22,980
3,035	PPL Corp.	89,684
2,129	Public Service Enterprise Group, Inc.	128,741
1,142	Sempra Energy	161,741
4,283	Southern Co.	249,528
1,316	WEC Energy Group, Inc.	126,033
2,161	Xcel Energy, Inc.	138,779
		3,160,210
	Electrical Components & Equipment - 0.2%
959	AMETEK, Inc.	82,407
2,647	Emerson Electric Co.	157,735
		240,142
	Electronics - 1.1%
1,336	Agilent Technologies, Inc.	95,003
1,254	Amphenol Corp., Class A	109,775
3,366	Corning, Inc.	93,743
1,400	Fortive Corp.	99,260
814	Garmin, Ltd.	66,398
3,124	Honeywell International, Inc.	514,273
1,441	TE Connectivity, Ltd.	131,448
300	Waters Corp. (a)	63,567
		1,173,467
	Engineering & Construction - 0.0% (b)
588	Jacobs Engineering Group, Inc.	52,250

	Environmental Control - 0.3%
1,356	Republic Services, Inc.	121,023
1,800	Waste Management, Inc.	214,830
		335,853
	Food - 1.2%
2,517	General Mills, Inc.	135,415
872	Hershey Co.	138,195
2,251	Hormel Foods Corp.	95,915
1,441	Kellogg Co.	90,495
5,188	Kraft Heinz Co.	132,398
6,166	Mondelez International, Inc., Class A	340,486
2,197	Sysco Corp.	163,303
1,661	Tyson Foods, Inc., Class A	154,539
		1,250,746
	Forest Products & Paper - 0.1%
1,687	International Paper Co.	65,962

	Hand/Machine Tools - 0.1%
621	Stanley Black & Decker, Inc.	82,506

	Healthcare Products - 3.6%
7,412	Abbott Laboratories (e)	632,392
160	ABIOMED, Inc. (a)	30,891
311	Align Technology, Inc. (a)	56,947
2,230	Baxter International, Inc.	196,128
1,103	Becton Dickinson & Co.	280,074
2,950	Danaher Corp.	419,166
861	Edwards Lifesciences Corp. (a)	191,004
336	IDEXX Laboratories, Inc. (a)	97,353

465	Intuitive Surgical, Inc. (a)	237,773
5,717	Medtronic PLC (e)	616,807
567	ResMed, Inc.	78,983
1,571	Stryker Corp.	346,657
1,682	Thermo Fisher Scientific, Inc.	482,835
828	Zimmer Biomet Holdings, Inc.	115,258
		3,782,268
	Healthcare Services - 1.7%
1,076	Anthem, Inc.	281,395
1,684	Centene Corp. (a)	78,508
1,438	HCA Healthcare, Inc.	172,848
562	Humana, Inc.	159,164
821	IQVIA Holdings, Inc. (a)	127,378
394	Laboratory Corp. of America Holdings (a)	66,019
4,050	UnitedHealth Group, Inc. (e)	947,700
		1,833,012
	Home Builders - 0.1%
1,578	DR Horton, Inc.	78,064
1,351	Lennar Corp., Class A	68,901
		146,965
	Household Products/Wares - 0.2%
1,438	Kimberly-Clark Corp.	202,916

	Insurance - 4.2%
3,204	Aflac, Inc.	160,777
1,438	Allstate Corp.	147,237
3,711	American International Group, Inc.	193,120
993	Aon PLC, Class A	193,486
755	Arthur J Gallagher & Co.	68,486
10,443	Berkshire Hathaway, Inc., Class B (a)(e)	2,124,211
1,933	Chubb, Ltd.	302,089
1,499	Hartford Financial Services Group, Inc.	87,362
883	Lincoln National Corp.	46,693
1,316	Loews Corp.	63,260
2,118	Marsh & McLennan Cos., Inc.	211,567
4,171	MetLife, Inc.	184,775
1,171	Principal Financial Group, Inc.	62,321
2,454	Progressive Corp.	186,013
1,744	Prudential Financial, Inc.	139,677
1,105	Travelers Cos., Inc.	162,391
527	Willis Towers Watson PLC	104,330
		4,437,795
	Internet - 10.2%
2,905	Alphabet, Inc., Class A (a)(e)	3,458,490
2,049	Amazon.com, Inc. (a)(e)	3,639,618
172	Booking Holdings, Inc. (a)	338,223
4,068	eBay, Inc.	163,900
609	Expedia Group, Inc.	79,231
12,209	Facebook, Inc., Class A (a)(e)	2,266,845
1,832	Netflix, Inc. (a)(e)	538,150
3,199	Twitter, Inc. (a)	136,437
492	VeriSign, Inc. (a)	100,294
		10,721,188
	Iron/Steel - 0.1%
1,320	Nucor Corp.	64,654

	Leisure Time - 0.2%
2,923	Carnival Corp.	128,846
872	Royal Caribbean Cruises, Ltd.	90,932
		219,778
	Lodging - 0.4%
1,249	Hilton Worldwide Holdings, Inc.	115,370
1,458	Marriott International, Inc.	183,796
2,236	MGM Resorts International	62,742
440	Wynn Resorts, Ltd.	48,466
		410,374
	Machinery - Construction & Mining - 0.3%
2,488	Caterpillar, Inc.	296,072

	Machinery - Diversified - 0.6%
670	Cummins, Inc.	100,011
1,351	Deere & Co.	209,283
593	Dover Corp.	55,588
494	Rockwell Automation, Inc.	75,478
427	Roper Technologies, Inc.	156,606
190	Wabtec Corp.	13,150
734	Xylem, Inc.	56,232
		666,348
	Manufacturing - 0.1%
483	L3Harris Technologies, Inc.	102,111

	Media - 2.0%
1,069	Charter Communications, Inc. (a)	437,851
19,353	Comcast Corp. (e)	856,564
6,261	Walt Disney Co. (e)	859,385
		2,153,800
	Mining - 0.1%
6,161	Freeport-McMoRan, Inc.	56,619
2,230	Newmont Goldcorp Corp.	88,955
		145,574
	Miscellaneous Manufacturing - 1.2%
2,454	3M Co. (e)	396,861
1,827	Eaton Corp PLC	147,475
36,747	General Electric Co.	303,163
1,385	Illinois Tool Works, Inc.	207,556
1,018	Ingersoll-Rand PLC	123,270
534	Parker-Hannifin Corp.	88,521
1,004	Textron, Inc.	45,180
		1,312,026
	Oil & Gas - 3.5%
1,586	Apache Corp.	34,210
8,117	Chevron Corp. (e)	955,533
814	Concho Resources, Inc.	59,544
4,863	ConocoPhillips	253,751
2,134	Devon Energy Corp.	46,927
2,443	EOG Resources, Inc.	181,246
17,941	Exxon Mobil Corp. (e)	1,228,600
1,249	Hess Corp.	78,624
3,606	Marathon Oil Corp.	42,695
2,913	Marathon Petroleum Corp.	143,349

2,015	Noble Energy, Inc.	45,499
3,793	Occidental Petroleum Corp.	164,916
1,933	Phillips 66	190,652
698	Pioneer Natural Resources Co.	86,147
1,804	Valero Energy Corp.	135,805
		3,647,498
	Oil & Gas Services - 0.4%
4,661	Baker Hughes & GE Co., Class A	101,097
3,694	Halliburton Co.	69,595
1,601	National Oilwell Varco, Inc.	32,708
5,864	Schlumberger, Ltd.	190,170
		393,570
	Packaging & Containers - 0.1%
1,409	Ball Corp.	113,298
1,069	Westrock Co.	36,538
		149,836
	Pharmaceuticals - 5.4%
6,434	AbbVie, Inc. (e)	422,971
1,407	Allergan PLC	224,726
6,942	Bristol-Myers Squibb Co.	333,702
1,242	Cardinal Health, Inc.	53,567
1,011	Cigna Corp.	155,664
4,312	CVS Health Corp.	262,687
4,482	Eli Lilly & Co. (e)	506,332
11,357	Johnson & Johnson (e)	1,457,784
798	McKesson Corp.	110,339
11,255	Merck & Co., Inc. (e)	973,220
2,145	Mylan NV (a)	41,763
24,849	Pfizer, Inc. (e)	883,382
2,018	Zoetis, Inc., Class A	255,116
		5,681,253
	Pipelines - 0.4%
9,359	Kinder Morgan, Inc.	189,707
1,724	ONEOK, Inc.	122,887
5,125	Williams Cos., Inc.	120,950
		433,544
	Real Estate - 0.1%
1,416	CBRE Group, Inc., Class A (a)	74,014

	Real Estate Investment Trusts - 2.8%
433	Alexandria Real Estate Equities, Inc.	64,881
1,856	American Tower Corp.	427,233
562	AvalonBay Communities, Inc.	119,459
629	Boston Properties, Inc.	80,776
1,744	Crown Castle International Corp.	253,176
904	Digital Realty Trust, Inc.	111,762
323	Equinix, Inc.	179,678
1,545	Equity Residential	130,954
257	Essex Property Trust, Inc.	82,564
520	Extra Space Storage, Inc.	63,398
1,975	HCP, Inc.	68,552
3,134	Host Hotels & Resorts, Inc.	50,269
467	Mid-America Apartment Communities, Inc.	59,160
2,647	Prologis, Inc.	221,342
720	Public Storage	190,613

1,228	Realty Income Corp.	90,639
744	Regency Centers Corp.	47,995
460	SBA Communications Corp.	120,718
1,291	Simon Property Group, Inc.	192,282
1,197	UDR, Inc.	57,671
1,479	Ventas, Inc.	108,544
781	Vornado Realty Trust	47,227
1,571	Welltower, Inc.	140,699
3,167	Weyerhaeuser Co.	83,324
		2,992,916

	Retail - 6.4%
291	Advance Auto Parts, Inc.	40,143
78	AutoZone, Inc. (a)	85,932
1,148	Best Buy Co., Inc.	73,070
714	CarMax, Inc. (a)(f)	59,462
87	Chipotle Mexican Grill, Inc. (a)(f)	72,943
1,851	Costco Wholesale Corp.	545,601
494	Darden Restaurants, Inc. (f)	59,764
1,112	Dollar General Corp.	173,572
991	Dollar Tree, Inc. (a)	100,616
593	Genuine Parts Co.	53,542
4,839	Home Depot, Inc. (e)	1,102,856
689	Kohl's Corp.	32,562
3,407	Lowe's Cos., Inc.	382,265
1,316	Macy's, Inc.	19,424
3,236	McDonald's Corp. (e)	705,351
698	Nordstrom, Inc. (f)	20,221
321	O'Reilly Automotive, Inc. (a)	123,187
1,578	Ross Stores, Inc.	167,284
5,543	Starbucks Corp.	535,232
1,201	Tapestry, Inc.	24,801
2,223	Target Corp.	237,950
492	Tiffany & Co.	41,756
5,276	TJX Cos., Inc.	290,022
494	Tractor Supply Co.	50,329
230	Ulta Beauty, Inc. (a)	54,678
4,010	Walgreens Boots Alliance, Inc.	205,272
12,442	Walmart, Inc. (e)	1,421,623
1,307	Yum! Brands, Inc.	152,631
		6,832,089
	Semiconductors - 3.7%
4,186	Advanced Micro Devices, Inc. (a)	131,650
1,560	Analog Devices, Inc. (f)	171,335
4,171	Applied Materials, Inc.	200,291
1,728	Broadcom, Inc. (e)	488,402
19,453	Intel Corp. (e)	922,267
646	Lam Research Corp.	135,989
976	Microchip Technology, Inc. (f)	84,258
4,796	Micron Technology, Inc. (a)	217,115
2,544	NVIDIA Corp.	426,145
6,243	QUALCOMM, Inc.	485,518
744	Skyworks Solutions, Inc.	56,001
4,057	Texas Instruments, Inc.	502,054
1,045	Xilinx, Inc.	108,743
		3,929,768

	Software - 7.3%
3,204	Activision Blizzard, Inc.		162,122
2,049	Adobe, Inc. (a)(e)		582,961
912	Autodesk, Inc. (a)		130,252
1,372	Cerner Corp.		94,545
1,256	Electronic Arts, Inc. (a)		117,662
1,363	Fidelity National Information Services, Inc.		185,668
1,661	Fiserv, Inc. (a)		177,627
1,076	Intuit, Inc.		310,275
32,711	Microsoft Corp. (e)		4,509,539
16,125	Oracle Corp. (e)		839,468
1,499	Paychex, Inc.		122,468
3,172	salesforce.com, Inc. (a)		495,054
			7,727,641
	Telecommunications - 3.0%
300	Arista Networks, Inc. (a)		67,986
30,868	AT&T, Inc. (e)		1,088,406
19,247	Cisco Systems, Inc. (e)		900,952
670	Motorola Solutions, Inc.		121,210
17,532	Verizon Communications, Inc. (e)		1,019,661
			3,198,215
	Toys/Games/Hobbies - 0.1%
513	Hasbro, Inc.		56,671

	Transportation - 1.6%
555	CH Robinson Worldwide, Inc.		46,892
3,565	CSX Corp.		238,926
720	Expeditors International of Washington, Inc.		51,192
1,103	FedEx Corp.		174,947
440	JB Hunt Transport Services, Inc.		47,538
1,142	Norfolk Southern Corp.		198,765
3,112	Union Pacific Corp.		504,020
3,625	United Parcel Service, Inc.		430,142
			1,692,422
	Water - 0.1%
744	American Water Works Co., Inc.		94,726

	Wholesale Trade - 0.2%
3,229	DuPont de Nemours, Inc. (e)		219,346

	TOTAL COMMON STOCKS (Cost - $90,273,211)		102,445,621

Contracts		Notional Amount
	PURCHASED OPTIONS - 2.0% (c)
	PURCHASED CALL OPTIONS - 0.0% (b)
	SPDR S&P 500 ETF Trust
1,000	Expiration: October 2019, Exercise Price: $320	$29,245,000	8,000
1,000	Expiration: December 2019, Exercise Price: $335	29,245,000	24,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $72,592)		32,500

	PURCHASED PUT OPTIONS - 2.0% (a)
	S&P 500 Index (g)
115	Expiration: November 2019, Exercise Price: $2,790	33,654,290	606,625
	S&P 500 Index (g)
110	Expiration: September 2019, Exercise Price: $2,910	32,191,060	455,950
115	Expiration: October 2019, Exercise Price: $2,940	33,654,290	886,650
	SPDR S&P 500 ETF Trust
500	Expiration: September 2019, Exercise Price: $285	14,622,500	144,250
	TOTAL PURCHASED PUT OPTIONS (Cost - $2,718,717)		2,093,475

	TOTAL PURCHASED OPTIONS (Cost - $2,791,309)		2,125,975

	SHORT-TERM INVESTMENTS - 0.8%
	Money Market Funds - 0.8%
818,889	First American Treasury Obligations Fund, Class X, 2.00% (d)		818,889
	TOTAL SHORT-TERM INVESTMENTS (Cost - $818,889)		818,889

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.5%
497,394	First American Government Obligations Fund, Class Z, 1.97% (d)		497,394
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $497,394)		497,394

	TOTAL INVESTMENTS - 100.3% (Cost - $94,380,802)		105,887,879
	Liabilities in Excess of Other Assets - (0.3)%		(334,309)
	NET ASSETS - 100.0%		$105,553,570

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.6)% (c)
	S&P 500 Index
115	Expiration: November 2019, Exercise Price $2,980	$33,654,290	636,525
	SPDR S&P 500 ETF Trust
2,000	Expiration: December 2019, Exercise Price $345	58,490,000	24,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $512,729)		660,525

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.6)% (c)
	S&P 500 Index
115	Expiration: November 2019, Exercise Price $2,550	33,654,290	213,325
	S&P 500 Index
110	Expiration: September 2019, Exercise Price $2,690	32,191,060	73,150
115	Expiration: October 2019, Exercise Price $2,720	33,654,290	289,800
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $918,477)		576,275

	TOTAL OPTIONS WRITTEN (Premiums Received $1,431,206)		$1,236,800

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Less than 0.1%.
(c) Each Option is exercisable into 100 shares of the underlying security.
(d) Money Market Fund; rate reflects seven-day yield on August 31, 2019.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $39,220,547.
(f) All or a portion of this security is out on loan as of August 31, 2019.
(g) Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019

Shares		Value
	INVESTMENT COMPANIES - 88.3%
	Exchange Traded Funds - 88.3%
265	Global X S&P 500 Covered Call ETF	$12,848
900	Invesco Preferred ETF	13,473
46	iShares 20+ Year Treasury Bond ETF	6,775
112	iShares Global Infrastructure ETF	5,092
80	iShares iBoxx Investment Grade Corporate Bond ETF	10,304
181	iShares International Select Dividend ETF	5,336
89	iShares JP Morgan USD Emerging Markets Bond ETF	10,237
83	iShares Select Dividend ETF	8,130
90	iShares U.S. Real Estate ETF	8,321
119	SPDR Bloomberg Barclays Convertible Securities ETF	6,270
64	X-Trackers USD High Yield Corporate Bond ETF	3,211
		89,997
	TOTAL INVESTMENT COMPANIES (Cost - $88,420)	89,997

	COMMON STOCKS - 10.0%
	Banks - 0.3%
5	PacWest Bancorp	170
8	Umpqua Holdings Corp.	126
		296
	Diversified Financial Services - 0.7%
10	Invesco, Ltd.	157
6	Lazard, Ltd., Class A	206
15	Navient Corp.	191
10	Waddell & Reed Financial, Inc., Class A	162
		716
	Insurance - 1.7%
10	Artisan Partners Asset Management, Inc., Class A	266
52	BGC Partners, Inc., Class A	265
3	Federated Investors, Inc., Class B	96
6	Hanmi Financial Corp.	108
8	Janus Henderson Group PLC	153
5	Legg Mason, Inc.	184
2	Mercury General Corp.	107
2	Moelis & Co., Class A	67
10	Oritani Financial Corp.	171
3	Principal Financial Group, Inc.	160
14	Valley National Bancorp	147
		1,724
	Real Estate - 0.7%
10	Aircastle, Ltd.	218
66	Arlington Asset Investment Corp., Class A	326
6	Triton International, Ltd.	193
		737
	Real Estate Investment Trusts - 6.2%
21	AG Mortgage Investment Trust, Inc.	315
34	AGNC Investment Corp.	505
62	Annaly Capital Management, Inc.	515
30	ARMOUR Residential REIT, Inc.	493

29	Chimera Investment Corp.	553
22	Dynex Capital, Inc.	311
35	Invesco Mortgage Capital, Inc.	526
80	MFA Financial, Inc.	574
37	New Residential Investment Corp.	520
94	New York Mortgage Trust, Inc.	578
77	Orchid Island Capital, Inc.	418
45	Two Harbors Investment Corp.	568
44	Western Asset Mortgage Capital Corp.	414
		6,290
	Savings & Loans - 0.4%
21	New York Community Bancorp, Inc.	242
12	People's United Financial, Inc.	173
		415
	TOTAL COMMON STOCKS (Cost - $10,750)	10,178

	SHORT TERM INVESTMENTS - 12.2%
	Money Market Funds - 12.2%
12,415	First American Treasury Obligations Fund, Class X, 2.00% (a)	12,415
	TOTAL SHORT TERM INVESTMENTS (Cost - $12,415)	12,415

	TOTAL INVESTMENTS - 110.5% (Cost - $111,585)	112,590
	Liabilities in Excess of Other Assets - (10.5)%	(10,703)
	NET ASSETS - 100.0%	$101,887

Percentages are stated as a percent of net assets.
(a)	Money Market Fund; rate reflects seven-day yield on August 31, 2019.

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees of the Trust (“the Board”) or its delegate. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued primarily at the mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2019, for the Funds’ investments measured at value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$522,664,823	$-	$-	$522,664,823
Common Stocks	5,648,157	-	-	5,648,157
Purchased Call Options	-	503,000	-	503,000
Purchased Put Options	-	97,500	-	97,500
Short-Term Investments	4,611,479	-	-	4,611,479
Investments Purchased With Proceeds From Securities Lending	58,129,727	-	-	58,129,727
Total	$591,054,186	$600,500	$-	$591,654,686

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	-	36,000	-	36,000
Total	$-	$36,000	$-	$36,000

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$837,126,661	$-	$-	$837,126,661
Common Stocks	53,837,945	-	-	53,837,945
Purchased Call Options	-	619,500	-	619,500
Purchased Put Options	-	4,372,125	-	4,372,125
Short-Term Investments	4,433,668	-	-	4,433,668
Investments Purchased With Proceeds From Securities Lending	122,145,463	-	-	122,145,463
Total	$1,017,543,737	$4,991,625	$-	$1,022,535,362

Liabilities *	Level 1	Level 2	Level 3	Total
Written Put Options	$-	$890,428	$-	$890,428
Total	$-	$890,428	$-	$890,428

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$281,270,773	$-	$-	$281,270,773
Short-Term Investments	2,844,266	-	-	2,844,266
Investments Purchased With Proceeds From Securities Lending	11,473,721	-	-	11,473,721
Total	$295,588,760	$-	$-	$295,588,760

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$111,465,052	$-	$-	$111,465,052
Convertible Preferred Stocks	493,978	-	-	493,978
Purchased Call Options	-	148,045	-	148,045
Purchased Put Options	-	48,750	-	48,750
Short-Term Investments	15,302,410	-	-	15,302,410
Investments Purchased With Proceeds From Securities Lending	232,725	-	-	232,725
Total	$127,494,165	$196,795	$-	$127,690,960

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$102,445,621	$-	$-	$102,445,621
Purchased Call Options	-	32,500	-	32,500
Purchased Put Options	-	2,093,475	-	2,093,475
Short-Term Investments	818,889	-	-	818,889
Investments Purchased With Proceeds From Securities Lending	497,394	-	-	497,394
Total	$103,761,904	$2,125,975	$-	$105,887,879

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$660,525	$-	$660,525
Written Put Options	-	576,275	-	576,275
Total	$-	$1,236,800	$-	$1,236,800

Horizon Multi-Asset Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$89,997	$-	$-	$89,997
Common Stocks	10,178	-	-	10,178
Short-Term Investments	12,415	-	-	12,415
Total	$112,590	$-	$-	$112,590

Horizon Defensive Multi-Factor Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$100,405	$-	$-	$100,405
Short-Term Investments	13,046	-	-	13,046
Total	$113,451	$-	$-	$113,451

* Refer to the Portfolios of Investments for security classifications.

INVESTMENTS IN AFFILIATES

An affiliated person of the Horizon Active Asset Allocation Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the nine months ended August 31, 2019 are as follows:

Security Name	Value at November 30, 2018	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at August 31, 2019	Shares Balance August 31, 2019
Janus Henderson Small/Mid Cap Growth Alpha ETF*	$-	$5,264,791	$-	$105,911	$-	$5,156	$5,370,702	123,153

An affiliated person of the Horizon Active Risk Assist® Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the six months ended August 31, 2019 are as follows:

Security Name	Value at November 30, 2018	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at August 31, 2019	Shares Balance August 31, 2019
iShares Emerging Markets Dividend ETF	$27,069,355	$17,138,178	$(44,253,097)	$(119,944)	$165,508	$287,747	$-	-
X-Trackers Russell 1000 Comprehensive Factor ETF*	-	42,547,288	(4,628,302)	2,165,790	162,879	271,784	40,247,655	1,188,649
X-Trackers Russell 1000 US QARP ETF*	8,090,470	25,398,830	(7,293,328)	1,571,870	(962,147)	244,283	26,805,695	990,196
	$35,159,825	$85,084,296	$(56,174,727)	$3,617,716	$(633,760)	$803,814	$67,053,350	$2,178,845

An affiliated person of the Horizon Active Income Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the nine months ended August 31, 2019 are as follows:

Security Name	Value at November 30, 2018	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at August 31, 2019	Shares Balance August 31, 2019
Janus Henderson Mortgage-Backed Securities ETF*	$-	$7,026,340	$-	$253,120	$-	$101,437	$7,279,460	138,696
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund ETF*	-	53,057,583	(14,155,269)	2,733,949	951,888	826,296	42,588,151	807,971
X-Trackers Short Duration High Yield Bond ETF*	7,034,162	-	-	89,913	-	316,325	7,124,075	145,279
	$7,034,162	$60,083,923	$(14,155,269)	$3,076,982	$951,888	$1,244,058	$56,991,686	1,091,946

* Affiliate as of August 31, 2019.